Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Mar. 20, 2025
Entity Registrant Name	dei_EntityRegistrantName	FIRST AMERICAN FUNDS TRUST
Entity Central Index Key	dei_EntityCentralIndexKey	0001890141
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar. 20, 2025
Document Effective Date	dei_DocumentEffectiveDate	Mar. 20, 2025
Prospectus Date	rr_ProspectusDate	Mar. 20, 2025
U.S. Treasury Money Market Fund | Class X Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	FORXX
Risk/Return [Heading]	rr_RiskReturnHeading	U.S. Treasury Money Market Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	U.S. Treasury Money Market Fund’s objective is to seek maximum current income consistent with the preservation of capital and maintenance of liquidity.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following tables describe the fees and expenses that you may pay if you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Maximum Cumulative Sales Charge (as a percentage of Offering Price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.10%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.11%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.21%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[1]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.16%	[1]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2026
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Example: This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the fund’s operating expenses remain the same (except that the example incorporates the fund’s expense limitation arrangements for only the first year of each period presented). You would incur these hypothetical expenses whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 16
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	76
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	136
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 341
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

U.S. Treasury Money Market Fund invests exclusively in direct obligations of the U.S. Treasury. The U.S. Treasury obligations in which the fund invests include U.S. Treasury bonds, notes, and bills. These types of Treasury securities are essentially the same except for differences in interest rates, maturities, and dates of issuance. U.S. Treasury obligations are backed by the full faith and credit of the U.S. government.

Risk [Heading]	rr_RiskHeading	Principal Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the potential risks of investing in the fund by showing changes in the fund’s performance. Because Class X shares have not commenced operations as of the date of this prospectus, performance is shown for Class A shares of the fund. The fund’s past performance is not necessarily an indication of how the fund will perform in the future. Updated performance information is available online at www.firstamericanfunds.com or by calling 800 677-3863.

The bar chart shows you the variability of the fund’s Class A share performance from year to year. The table illustrates the fund’s average annual total returns over the time periods indicated. Performance for Class X shares will be provided after such shares have one full calendar year of performance.

The performance shown in the bar chart and performance table includes the performance of the fund’s predecessor entity, U.S. Treasury Money Market Fund, a series of First American Funds, Inc. (the “Predecessor Fund”), prior to the commencement of the fund’s operations. On December 22, 2023, the fund acquired all of the assets, subject to the liabilities, of the Predecessor Fund through a tax-free reorganization (the “Reorganization”). As a result of the Reorganization, the fund adopted the performance and financial history of the Predecessor Fund. The fund has the same investment objective, strategy, risks and investment adviser as the Predecessor Fund. As a result, the performance of the fund would have been substantially similar to that of the Predecessor Fund.

The bar chart shows the performance of the Predecessor Fund’s Class A shares which was adopted by the Class A shares of the fund for periods prior to the Reorganization. If the Predecessor Fund’s investment adviser had not waived or reimbursed certain Predecessor Fund expenses during these periods, the Predecessor Fund’s returns would have been lower.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows you the variability of the fund’s Class A share performance from year to year. The table illustrates the fund’s average annual total returns over the time periods indicated. Performance for Class X shares will be provided after such shares have one full calendar year of performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800 677-3863
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.firstamericanfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund’s past performance is not necessarily an indication of how the fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR
Annual Return 2015	rr_AnnualReturn2015	none
Annual Return 2016	rr_AnnualReturn2016	none
Annual Return 2017	rr_AnnualReturn2017	0.17%
Annual Return 2018	rr_AnnualReturn2018	1.11%
Annual Return 2019	rr_AnnualReturn2019	1.44%
Annual Return 2020	rr_AnnualReturn2020	0.17%
Annual Return 2021	rr_AnnualReturn2021	none
Annual Return 2022	rr_AnnualReturn2022	1.02%
Annual Return 2023	rr_AnnualReturn2023	4.33%
Annual Return 2024	rr_AnnualReturn2024	4.55%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter:	Quarter ended December 31, 2023	1.18%

Worst Quarter:	Quarter ended March 31, 2022*	0.00%

*	Most recent quarter with this return during the period of the chart.

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2023
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.18%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2022	[2]
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	none
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/24
1 Year	rr_AverageAnnualReturnYear01	4.55%
5 Years	rr_AverageAnnualReturnYear05	1.99%
10 Years	rr_AverageAnnualReturnYear10	1.27%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 25, 2004
U.S. Treasury Money Market Fund | Class X Shares | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	You could lose money by investing in the fund.
U.S. Treasury Money Market Fund | Class X Shares | Credit Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Credit Risk — The value of your investment might decline if the issuer of an obligation held by the fund defaults on the obligation or has its credit rating downgraded.
U.S. Treasury Money Market Fund | Class X Shares | Interest Rate Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Interest Rate Risk — The value of your investment might decline because of a sharp rise in interest rates that causes the value of the fund’s portfolio holdings to fall. During periods when interest rates are low or there are negative interest rates, the fund’s yield (and total return) also may be low or the fund may be unable to maintain positive returns.

U.S. Treasury Money Market Fund | Class X Shares | Market Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Market Risk — Market volatility, dramatic changes to interest rates, and otherwise unfavorable economic conditions resulting from major cybersecurity events, geopolitical events (including wars, such as Russia’s invasion of Ukraine, tensions in the Middle East, terror attacks, and disruptions to foreign economic and trade relationships), public health emergencies, among other events, may negatively impact the fund’s performance or impair the fund’s ability to achieve its investment objective.

U.S. Treasury Money Market Fund | Class X Shares | Liquidity Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Liquidity Risk — The fund may not be able to sell a security in a timely manner or at a desired price, or may be unable to sell the security at all, because of a lack of demand in the market for the security.

U.S. Treasury Money Market Fund | Class X Shares | Redemption Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Redemption Risk — If there are unexpectedly high redemptions of fund shares, the fund might have to sell portfolio securities prior to their maturity, possibly at a loss.
U.S. Treasury Money Market Fund | Class X Shares | Income Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Income Risk — The level of income you receive from the fund will be affected by movements in short-term interest rates.
U.S. Treasury Money Market Fund | Class X Shares | Cybersecurity Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Cybersecurity Risk — The fund may be subject to operational and informational security risks resulting from breaches in cybersecurity at the fund, the fund’s affiliates or service providers. A cybersecurity breach at an issuer of securities in which the fund invests may cause such securities to lose value.

U.S. Treasury Money Market Fund | Class X Shares | Regulatory Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Regulatory Risk — Changes to monetary policy by the Federal Reserve or other regulatory actions may impact the fund’s operations, universe of potential investment options, and return potential.

[1]	The adviser has contractually agreed to waive fees and reimburse other fund expenses through December 31, 2026, so that total annual fund operating expenses, after waivers, do not exceed 0.16%. These fee waivers and expense reimbursements may be terminated at any time after December 31, 2026 at the discretion of the adviser. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the fund’s board of trustees.
[2]	Most recent quarter with this return during the period of the chart.